                 LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                              TAX EXEMPT BOND FUND

April 1, 1999

Dear Shareholder:

We are pleased to report the J.P. Morgan Tax Exempt Bond Fund delivered a solid return of 2.29% for the six months ended February 28, 1999. The fund outperformed its competition, which gained 2.15%, as measured by the Lipper Intermediate Muni Debt Bond Funds Average. At the same time, the fund trailed its benchmark, the Lehman 1-16 year Muni Bond Index, which rose 2.77%. Of course, the index return is exclusive of fees and expenses. The Fund's 30-day SEC yield as of February 28 was 3.55%, which is a tax equivalent yield of 5.88% at a 39.6% federal income tax rate.

The fund's net asset value as of February 28 was $12.15. Dividends of approximately $0.28 per share were paid over the six month period, including $0.26 in tax exempt income and $0.02 in capital gains. The fund's net assets rose to $463 million from $439 million, while the net assets of The Tax Exempt Bond Portfolio, in which the fund invests, were approximately $866 million.

The report that follows includes an interview with Robert Meiselas, who with Elaine Young, manages the portfolio. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert

Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated



--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     GLOSSARY OF TERMS  . . . . . . . .6

FUND PERFORMANCE . . . . . . . . .2     FUND FACTS AND HIGHLIGHTS. . . . .7

PORTFOLIO MANAGER Q&A. . . . . . .3     FINANCIAL STATEMENTS . . . . . . 10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                       TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                                  ----------------    -----------------------------------
                                                  THREE     SIX       ONE       THREE     FIVE      TEN
AS OF FEBRUARY 28, 1999                           MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
-----------------------------------------------------------------    ------------------------------------
J.P. Morgan Tax Exempt Bond Fund                  0.88%     2.29%     5.25%     5.50%     5.67%     6.93%
Lehman 1-16 year Muni Bond Index *                1.14%     2.77%     5.99%     6.14%     6.15%     7.63%
Lipper Intermed. Muni Debt Bond Funds Avg.        0.90%     2.15%     5.05%     5.48%     5.52%     6.89%

AS OF DECEMBER 31, 1998
------------------------------------------------------------------    -----------------------------------
J.P. Morgan Tax Exempt Bond Fund                  0.48%     3.42%     5.47%     5.47%     5.30%     6.94%
Lehman 1-16 year Muni Bond Index *                0.76%     3.66%     6.25%     6.10%     5.74%     7.62%
Lipper Intermed. Muni Debt Bond Funds Avg.        0.49%     3.23%     5.35%     5.45%     5.17%     6.88%





*PRIOR TO MAY 1, 1997, THE BENCHMARK WAS THE LEHMAN QUALITY INTERMEDIATE MUNI BOND INDEX. COMMENCING MAY 1, 1997, THE BENCHMARK IS THE LEHMAN
1-16 YEAR MUNI BOND INDEX. THE LEHMAN QUALITY INTERMEDIATE MUNI BOND INDEX IS AN INDEX CREATED BY LEHMAN BROTHERS OF HIGH QUALITY MUNICIPAL BONDS RATED A OR BETTER WITH INTERMEDIATE MATURITIES (APPROXIMATELY 7 YEARS). LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

This interview was conducted with Robert Meiselas, who with Elaine Young, manages The Tax Exempt Bond Portfolio in which the fund invests.

[PHOTO]

ELAINE YOUNG, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds. In Ms. Young's previous position at Morgan, she traded tax exempt securities. Elaine joined Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree in 1986 and an M.B.A. in Finance in 1989. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Mr. Meiselas is a CPA and joined Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

This interview was conducted on March 15, 1999 and represents both Bob and Elaine's views on that date.

THE FUND'S NET ASSET VALUE HAS HARDLY CHANGED OVER THE SIX MONTHS ENDED FEBRUARY 28. HAS THE MARKET BEEN THAT PLACID?

RM: Not really. The market has gone through several phases. At this time, bond investors have markedly differing opinions about the future course of tax exempt interest rates. The economy continues to show signs of strength, yet the economic slowdown predicted by many economists since late last fall has never materialized. Although there have been some reports of a modest slowing, other data, such as consumer spending, employment, and housing have not yet weakened noticeably. The economy has tremendous forward momentum as a result of consumer spending.

WHAT SUPPORTED MUNICIPAL BOND PRICES OVER THE PERIOD?

RM: Favorable yields. On an after-tax basis, their yields typically exceeded U.S. Treasuries for a taxpayer in the highest federal income tax bracket. For example, to match a tax-free municipal yield of 4%, an investor paying the highest federal tax rate would need a taxable yield of 6.6%, more than a full percentage point higher than the longest treasury bond available. In addition, municipal bond prices have been supported by continued inflows into mutual bond funds and weak supply of the municipal bonds themselves.

TAX EXEMPT BONDS HAVE FARED BETTER THAN MANY TAXABLE BONDS DURING THIS TIME. WHAT MADE THEM SO ATTRACTIVE?

RM: Again, supply and demand. Thin supply, and a bond market that was carried along by appreciating government bonds. Historically, supply trails off late in the year, and that has helped the market. The market is usually slow during the summer, so new issuance typically accelerates in September and October, then drops off during the holiday season, from mid-December to January. The supply of attractive bonds was very limited in December, January and February, and only modestly improved in March.

SO HOW DID YOU MANAGE THE FUND IN THIS RELATIVELY FAVORABLE MARKET?

RM: We were bullish on interest rates late in 1998, and remained that way until this past February. We had anticipated a lower supply, and expected the continued absence of inflation as well as pent-up demand for tax exempt bonds.

THEN SOMETHING CHANGED?

RM: By February, the economy remained so strong that investors started to fear that interest rates would rise. Also, many of the foreign economic problems that had earlier stimulated a flight to quality had begun to recede.

WHAT DID YOU DO?

RM: We moved from mildly bullish to a more neutral position. We had held an average maturity that was longer than our 7-year benchmark, so we moved closer to 7 years. As noted before, the U.S. economy is still very strong. In addition, the tax exempt municipal bond market is not technically as favorable as it was months ago. Tax exempt bonds are still inexpensive when compared to U.S. Treasuries, but they are not as inexpensive as they were earlier.

SO YOU REMAIN CAUTIOUS?

RM: Yes. Current global economic conditions could cause interest rates to rise. While municipal bonds are very likely to fare better than other investments, we are obliged to invest cautiously.

HOW DOES YOUR ATTITUDE TOWARD THE MARKET AFFECT YOUR DAY TO DAY OPERATIONS?

RM: We're conservative. We try to provide an efficient and attractive after-tax performance in a stable fund. In today's market, that means that we are biased toward premium, non-callable bonds, because they help provide a cushion in volatile markets. We have been buying them when they are reasonably priced and structured to meet our investment needs.

We are also interested in bonds that carry somewhat lower credit ratings than our AA average. Prices for some lower investment grade bonds have cheapened, so we are looking at them opportunistically. We'll look at bonds rated A or lower, as we find them. Fewer and fewer bonds are lower-rated because most new bonds sold in today's market are insured.

HAS THIS STRATEGY WORKED?

RM:  Yes, we think our performance was good over the six months ended February
28. By extending duration last fall, we benefited from falling interest rates, and when rates rose suddenly in February, we shortened maturities. Our structure also helped. We stayed away from lower quality bonds that suffered as spreads widened. We have a favorable Sharpe ratio - the measure of the risk we are willing to accept versus that of riskless assets.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A line graph showing interest rates at a point in time, from the shortest maturity to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Typically interest rates rise with increasing time to maturity.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
10/3/84

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 2/28/99
$463,097,207

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 2/28/99
$865,652,898

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/13/99

EXPENSE RATIO
The fund's current annualized expense ratio of 0.67% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF FEBRUARY 28, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

Revenue bonds            56.7%
General obligation       41.7%
Private placements        1.2%
Short-term                0.4%


30-DAY SEC YIELD
3.55%

DURATION
5.6 years

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective). Income may be subject to some state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond Portfolio
  ("Portfolio"), at value                          $465,191,346
Receivable for Shares of Beneficial Interest Sold       241,760
Prepaid Expenses and Other Assets                         2,208
Prepaid Trustees' Fees                                    1,524
                                                   ------------
    Total Assets                                    465,436,838
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                            1,873,518
Dividends Payable to Shareholders                       350,628
Shareholder Servicing Fee Payable                        90,022
Accrued Expenses                                         15,117
Administrative Services Fee Payable                       9,326
Administration Fee Payable                                  705
Fund Services Fee Payable                                   315
                                                   ------------
    Total Liabilities                                 2,339,631
                                                   ------------
NET ASSETS
Applicable to 38,114,692 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $463,097,207
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $12.15
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $433,901,926
Undistributed Net Investment Income                     117,661
Accumulated Net Realized Gain on Investment             813,555
Net Unrealized Appreciation of Investment            28,264,065
                                                   ------------
    Net Assets                                     $463,097,207
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $11,136,523
Allocated Portfolio Expenses                                     (830,319)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                10,306,204
FUND EXPENSES
Shareholder Servicing Fee                          $567,938
Administrative Services Fee                          62,039
Transfer Agent Fees                                  18,450
Registration Fees                                     9,962
Printing Expenses                                     8,175
Professional Fees                                     7,607
Fund Services Fee                                     5,630
Administration Fee                                    3,988
Trustees' Fees and Expenses                           2,533
Miscellaneous                                         8,209
                                                   --------
    Total Fund Expenses                                           694,531
                                                              -----------
NET INVESTMENT INCOME                                           9,611,673
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     1,085,155
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                            (476,313)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $10,220,515
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1999     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1998
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      9,611,673    $    18,511,696
Net Realized Gain on Investment Allocated from
  Portfolio                                               1,085,155            531,522
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                      (476,313)         9,584,077
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         10,220,515         28,627,295
                                                   -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (9,610,526)       (18,515,231)
Net Realized Gain                                          (780,645)          (119,011)
                                                   -----------------   ---------------
    Total Distributions to Shareholders                 (10,391,171)       (18,634,242)
                                                   -----------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        103,455,831        156,589,082
Reinvestment of Dividends and Distributions               8,305,328         14,890,233
Cost of Shares of Beneficial Interest Redeemed          (87,718,100)      (143,254,080)
                                                   -----------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                24,043,059         28,225,235
                                                   -----------------   ---------------
    Total Increase in Net Assets                         23,872,403         38,218,288
NET ASSETS
Beginning of Period                                     439,224,804        401,006,516
                                                   -----------------   ---------------
End of Period (including undistributed net
  investment income of $117,661 and $116,514,
  respectively)                                    $    463,097,207    $   439,224,804
                                                   -----------------   ---------------
                                                   -----------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,             FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                         1999         ----------------------------------------------------
                                                     (UNAUDITED)        1998       1997       1996       1995       1994
                                                   ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $         12.15    $  11.85   $  11.63   $  11.73   $  11.45   $  12.04
                                                   ----------------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.26        0.54       0.55       0.55       0.55       0.51
Net Realized and Unrealized Gain (Loss) on
  Investment                                                  0.02        0.30       0.24      (0.08)      0.29      (0.35)
                                                   ----------------   --------   --------   --------   --------   --------
Total from Investment Operations                              0.28        0.84       0.79       0.47       0.84       0.16
                                                   ----------------   --------   --------   --------   --------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.26)      (0.54)     (0.55)     (0.55)     (0.55)     (0.51)
Net Realized Gain                                            (0.02)      (0.00)(a)    (0.02)    (0.02)    (0.01)     (0.24)
                                                   ----------------   --------   --------   --------   --------   --------
Total Distributions to Shareholders                          (0.28)      (0.54)     (0.57)     (0.57)     (0.56)     (0.75)
                                                   ----------------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                     $         12.15    $  12.15   $  11.85   $  11.63   $  11.73   $  11.45
                                                   ----------------   --------   --------   --------   --------   --------
                                                   ----------------   --------   --------   --------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  2.29%(b)     7.21%     6.95%      4.01%      7.63%      1.35%
Net Assets, End of Period (in thousands)           $       463,097    $439,225   $401,007   $369,987   $352,005   $392,460
Ratios to Average Net Assets
  Net Expenses                                                0.67%(c)     0.64%     0.64%      0.64%      0.71%      0.71%
  Net Investment Income                                       4.23%(c)     4.44%     4.67%      4.67%      4.87%      4.39%

------------------------
(a) Less than $0.01 per share.

(b) Not annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund, prior to its tax-free reorganization on July 11, 1993 to a series of the trust, operated as a stand-alone mutual fund.

The fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (54% at February 28, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and the fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services

J.P. MORGAN TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------
      necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28, 1999, the fee for these services amounted to $3,988.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1999, the fee for these services amounted to $62,039.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended February 28, 1999, the fee for these services amounted to $567,938.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $5,630 for the six months ended February 28, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees

J.P. MORGAN TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------
      and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1999     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1998
                                                   -----------------   ---------------
Shares sold......................................         8,481,387        12,999,121
Reinvestment of dividends and distributions......           680,345         1,238,798
Shares redeemed..................................        (7,192,449)      (11,920,060)
                                                   -----------------   ---------------
Net Increase.....................................         1,969,283         2,317,859
                                                   -----------------   ---------------
                                                   -----------------   ---------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26,1999. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of February 28, 1999.

The Tax Exempt Bond Portfolio
Semiannual report February 28, 1999
(unaudited)
The following pages should be read in conjunction with the J.P. Morgan Tax Exempt Bond Fund
Semiannual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
LONG-TERM INVESTMENTS (98.7%)
ALABAMA (1.1%)
$       6,760  Alabama Public School & College
                 Authority, (Capital
                 Improvement)...................       RB        Aa3/AA          11/01/08      5.000%  $   7,160,462
        1,185  Childersburg Industrial
                 Development Board, (PCR,
                 Kimberly Clark Corp. Project,
                 Callable, Escrowed to Maturity,
                 due 11/15/99)..................       RB        Aa2/AA          05/15/99(a)   7.400       1,208,499
        1,000  Daphne Special Care Facilities
                 Financing Authority,
                 (Presbyterian Retirement,
                 Prerefunded, Series A, due
                 08/15/18)......................       RB        NR/NR           08/15/01(a)   7.300(v)     1,089,680
                                                                                                       -------------
                   TOTAL ALABAMA................                                                           9,458,641
                                                                                                       -------------

ALASKA (1.1%)
        2,000  Anchorage, (Prerefunded, due
                 07/01/02), MBIA Insured........       GO       Aaa/AAA          07/01/01(a)   6.600       2,139,640
        1,075  Anchorage, (Callable, Refunding,
                 due 06/01/03), AMBAC Insured...       GO       Aaa/AAA          06/01/99(a)   7.100       1,095,167
        1,000  Anchorage, (Series A), AMBAC
                 Insured........................       GO       Aaa/AAA          02/01/00      6.850       1,033,850
        3,000  North Slope Borough, (Series A),
                 MBIA Insured...................       GO       Aaa/AAA          06/30/00      5.550       3,086,670
        2,200  North Slope Borough, Zero Coupon,
                 (Capital Appreciation, Series
                 B), MBIA Insured...............       GO       Aaa/AAA          06/30/01      3.570(y)     2,024,858
                                                                                                       -------------
                   TOTAL ALASKA.................                                                           9,380,185
                                                                                                       -------------

ARIZONA (1.8%)
        8,880  Arizona Transportation Board,
                 (Excise Tax Revenue, Maricopa
                 County Regional Area, Series
                 A).............................       RB       Aa2/AA-          07/01/02      5.000       9,232,270
        1,000  Maricopa County School District
                 #11, (Peoria Unified School
                 Improvement, Callable,
                 Prerefunded, Series H, due
                 07/01/05), MBIA Insured........       GO       Aaa/AAA          07/01/99(a)   7.000       1,078,690
        1,750  Phoenix, (Refunding, Series C)...       GO       Aa1/AA+          07/01/02      6.375       1,896,912
        3,315  Salt River Project, (Agricultural
                 Improvement & Power District,
                 Electric System Revenue,
                 Refunding, Series A)...........       RB        Aa2/AA          01/01/06      6.000       3,690,788
                                                                                                       -------------
                   TOTAL ARIZONA................                                                          15,898,660
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
CALIFORNIA (3.4%)
$       6,000  California.......................       GO        Aa3/A+          02/01/08      6.500%  $   7,033,620
        5,210  California.......................       GO        Aa3/A+          10/01/09      6.000       5,964,043
        2,520  California Department of Water
                 Resources, (Central Valley
                 Project, Water Systems Service,
                 Refunding, Series J-1).........       RB        Aa2/AA          12/01/12      7.000       3,177,997
        2,750  California Pollution Control
                 Financing Authority, (PCR,
                 Laidlaw Environmental,
                 Refunding, Series A)...........       RB        NR/NR           07/01/07      6.700       2,925,037
          542  Kaweah Delta Hospital District,
                 Tulare County, (Series D)......       PP        NR/A+           06/01/14      4.250         543,355
        1,049  Kaweah Delta Hospital District,
                 Tulare County, (Series E)......       PP        NR/A+           06/01/14      5.250       1,070,273
        1,541  Kaweah Delta Hospital District,
                 Tulare County, (Series G)......       PP        NR/A+           06/01/04      6.400       1,675,145
        2,500  Los Angeles County Public Works
                 Financing Authority, (Lease
                 Revenue, Refunding, Series A),
                 MBIA Insured...................       RB       Aaa/AAA          09/01/06      6.000       2,826,525
        4,200  Los Angeles County Public Works
                 Financing Authority, (Regional
                 Park and Open Space District,
                 Refunding, Series A)...........       RB        Aa3/AA          10/01/07      5.375       4,594,506
                                                                                                       -------------
                   TOTAL CALIFORNIA.............                                                          29,810,501
                                                                                                       -------------

COLORADO (0.2%)
        1,295  Adams County School District #12,
                 FGIC Insured...................       GO       Aaa/AAA          12/15/06      6.000       1,457,678
                                                                                                       -------------

CONNECTICUT (0.4%)
        2,815  Connecticut, (Special Tax
                 Obligation, Transportation
                 Infrastructure, Prerefunded,
                 Series A, due 06/01/04)........       RB        NR/AA-          06/01/03(a)   6.600       3,126,902
                                                                                                       -------------

DELAWARE (0.3%)
        2,650  Delaware Transportation
                 Authority, (Transportation
                 System Revenue, Refunding),
                 AMBAC Insured(t)...............       RB       Aaa/AAA          07/01/00      5.250       2,719,589
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
DISTRICT OF COLUMBIA (4.2%)
$         220  District of Columbia, (Escrowed
                 to Maturity, Prerefunded,
                 Series A), MBIA-IBC Insured....       GO        NR/AAA          06/01/07      6.000%  $     246,525
           60  District of Columbia, (Escrowed
                 to Maturity, Prerefunded,
                 Series B), MBIA Insured........       GO        NR/AAA          06/01/02      6.000          64,273
          910  District of Columbia, (Escrowed
                 to Maturity, Prerefunded,
                 Series C), FGIC Insured........       GO       Aaa/AAA          12/01/03      5.250         966,738
        6,590  District of Columbia, (Unrefunded
                 Balance, Refunding, Series C),
                 FGIC Insured...................       GO       Aaa/AAA          12/01/03      5.250       6,986,784
        2,780  District of Columbia, (Unrefunded
                 Balance, Series A), MBIA-IBC
                 Insured........................       GO       Aaa/AAA          06/01/07      6.000       3,105,538
        2,540  District of Columbia, (Unrefunded
                 Balance, Series B), MBIA
                 Insured........................       GO       Aaa/AAA          06/01/02      6.000       2,711,298
        5,000  Metropolitan Airport, (General
                 Airport Revenue, Callable,
                 Refunding, Series B, due
                 10/01/09), MBIA Insured........       RB       Aaa/AAA          10/01/08(a)   5.250       5,289,150
        3,665  Metropolitan Airport, (General
                 Airport Revenue, Callable,
                 Series A, due 10/01/10), FGIC
                 Insured........................       RB       Aaa/AAA          10/01/00(a)   7.250       3,903,005
        1,200  Metropolitan Airport, (General
                 Airport Revenue, Series B),
                 FGIC Insured...................       RB       Aaa/AAA          10/01/00      5.250       1,233,420
        1,000  Metropolitan Airport, (General
                 Airport Revenue, Series B),
                 FGIC Insured...................       RB       Aaa/AAA          10/01/03      5.750       1,076,020
        4,015  Metropolitan Airport, (General
                 Airport Revenue, Series B),
                 FGIC Insured...................       RB       Aaa/AAA          10/01/05      6.000       4,436,013
        5,745  Metropolitan Airport, (General
                 Airport Revenue, Series B),
                 FGIC Insured...................       RB       Aaa/AAA          10/01/06      6.000       6,387,061
                                                                                                       -------------
                   TOTAL DISTRICT OF COLUMBIA...                                                          36,405,825
                                                                                                       -------------

FLORIDA (4.9%)
        5,765  Dade County School District,
                 (Refunding), MBIA Insured......       GO       Aaa/AAA          07/15/05      6.000       6,427,341
        1,535  Florida Board of Education,
                 (Capital Outlay, Callable,
                 Escrowed to Maturity,
                 Refunding, Series C, due
                 06/01/01)......................       GO       Aaa/AAA          03/31/99(a)   7.000       1,629,326

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
FLORIDA (CONTINUED)
$         465  Florida Board of Education,
                 (Capital Outlay, Callable,
                 Unrefunded Balance, Series C,
                 due 06/01/01)..................       GO       Aa2/AA+          04/01/99(a)   7.000%  $     472,049
        2,625  Florida Board of Education,
                 (Lottery Revenue, Series C),
                 FGIC Insured...................       RB       Aaa/AAA          07/01/00      4.000       2,655,397
        2,000  Jacksonville Health Facilities
                 Authority, (Hospital Revenue,
                 Charity Obligated Group,
                 Refunding, Series A), MBIA
                 Insured........................       RB       Aaa/AAA          08/15/06      5.500       2,186,380
       10,000  Miami, Dade County School
                 District, (Refunding), FSA
                 Insured........................       GO       Aaa/AAA          08/01/11      5.375      10,842,000
       10,830  Miami, Dade County, (Aviation
                 Revenue, Callable, Series W,
                 due 10/01/05), AMBAC Insured...       RB       Aaa/AAA          10/01/02(a)   5.900      11,708,530
        2,310  Miami, Dade County, (Aviation
                 Revenue, Refunding, Series A),
                 FGIC Insured...................       RB       Aaa/AAA          10/01/05      5.000       2,436,750
        2,000  Tampa, (Health System Revenue,
                 Catholic Health, Refunding,
                 Series A-1), MBIA Insured......       RB       Aaa/AAA          11/15/04      5.250       2,142,640
        2,000  Volusia County School District,
                 (Callable, Refunding, due
                 08/01/02), FGIC Insured........       GO       Aaa/AAA          08/01/01(a)   6.100       2,150,140
                                                                                                       -------------
                   TOTAL FLORIDA................                                                          42,650,553
                                                                                                       -------------

GEORGIA (4.0%)
        2,630  Fulton County School District,
                 (Refunding)....................       GO        Aa2/AA          05/01/14      6.375       3,087,778
        1,250  Georgia Municipal Electric
                 Authority, (Power General
                 Revenue, Refunding, Series
                 A).............................       RB         A3/A           01/01/12      6.500       1,461,937
        4,500  Georgia Municipal Electric
                 Authority, (Power Revenue,
                 Crossover Refunding, Series
                 DD), AMBAC-TCRS Insured........       RB       Aaa/AAA          01/01/08      7.000       5,389,695
        6,000  Georgia, (Series B)..............       GO       Aaa/AAA          03/01/07      7.200       7,263,120
        3,000  Georgia, (Series B)..............       GO       Aaa/AAA          03/01/10      6.300       3,517,530
        4,470  Georgia, (Series C)..............       GO       Aaa/AAA          07/01/11      5.700       5,026,113

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
GEORGIA (CONTINUED)
$       2,500  Gwinnett County School District,
                 (Refunding, Series B)..........       GO       Aa1/AA+          02/01/08      6.400%  $   2,918,300
        5,000  Metropolitan Atlanta Rapid
                 Transit Authority, (Sales Tax
                 Revenue, Refunding, Series P),
                 AMBAC Insured..................       RB       Aaa/AAA          07/01/11      6.250       5,840,250
                                                                                                       -------------
                   TOTAL GEORGIA................                                                          34,504,723
                                                                                                       -------------

HAWAII (1.1%)
        5,000  Hawaii, (Refunding, Series CO),
                 FGIC Insured...................       GO       Aaa/AAA          03/01/02      6.000       5,318,750
        2,000  Hawaii, (Series BZ)..............       GO        A1/A+           10/01/12      6.000       2,262,660
          510  Honolulu, (Escrowed to Maturity,
                 Prerefunded, Series B).........       GO        NR/AA           10/01/11      5.500         560,500
        1,490  Honolulu, (Unrefunded Balance,
                 Series B)......................       GO        Aa2/AA          10/01/11      5.500       1,625,501
                                                                                                       -------------
                   TOTAL HAWAII.................                                                           9,767,411
                                                                                                       -------------

ILLINOIS (8.0%)
        3,000  Chicago Board of Education,
                 (Chicago School Reform), AMBAC
                 Insured........................       GO       Aaa/AAA          12/01/09      6.750       3,580,230
        1,000  Chicago Board of Education,
                 (Lease Certificates, Series A),
                 MBIA Insured...................       RB       Aaa/AAA          01/01/06      6.125       1,113,180
        4,130  Chicago Board of Education,
                 (Lease Certificates, Series A),
                 MBIA Insured...................       RB       Aaa/AAA          01/01/07      6.125       4,626,839
        3,000  Chicago, (Refunding, Series A-2),
                 AMBAC Insured..................       GO       Aaa/AAA          01/01/11      6.000       3,399,360
        3,280  Cook County, (Refunding, Series
                 C), FGIC Insured...............       GO       Aaa/AAA          11/15/04      5.800       3,577,430
       10,000  Cook County, Community School
                 District #54, Schaumburg
                 Township, Zero Coupon, (Capital
                 Appreciation, Prerefunded,
                 Series B, due 01/01/11), FGIC
                 Insured........................       GO       Aaa/AAA          01/01/03(a)   3.882(y)     5,162,100
        1,375  Du Page County, (Alternative
                 Revenue, Jail Project,
                 Prerefunded, due 01/01/21).....       GO       Aaa/AAA          01/01/02(a)   6.550       1,507,907
        4,440  Hoffman Estates, Tax Increment
                 Revenue, (Economic Development
                 Project Area, Refunding), AMBAC
                 Insured........................       RB       Aaa/AAA          11/15/04      5.500       4,775,309

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
ILLINOIS (CONTINUED)
$       3,000  Illinois Development Finance
                 Authority......................       PP        NR/NR           08/01/28      4.900%  $   3,000,000
        3,000  Illinois Sales Tax Revenue,
                 (Refunding, Series Q)..........       RB       Aa2/AAA          06/15/09      6.000       3,386,970
        4,175  Illinois Sales Tax Revenue,
                 (Refunding, Series Q)..........       RB       Aa2/AAA          06/15/12      6.000       4,745,597
        8,705  Illinois, (Refunding)............       GO        Aa2/AA          06/01/04      5.000       9,160,707
          180  Metropolitan Pier & Exposition
                 Authority, (Dedicated State Tax
                 Revenue, McCormick Place
                 Expansion Project, Escrowed to
                 Maturity, Prerefunded, Series
                 A).............................       RB        NR/AA-          06/15/06      8.500         230,069
        2,320  Metropolitan Pier & Exposition
                 Authority, (Dedicated State Tax
                 Revenue, McCormick Place
                 Expansion Project, Unrefunded
                 Balance, Series A).............       RB        A1/AA-          06/15/06      8.500       2,942,270
        5,420  Metropolitan Pier & Exposition
                 Authority, Zero Coupon,
                 (Dedicated State Tax Revenue,
                 Capital Appreciation, McCormick
                 Place Expansion Project,
                 Refunding), MBIA Insured.......       RB       Aaa/AAA          06/15/14      4.971(y)     2,556,506
       11,000  Metropolitan Pier & Exposition
                 Authority, Zero Coupon,
                 (Dedicated State Tax Revenue,
                 Capital Appreciation, McCormick
                 Place Expansion Project,
                 Refunding, Series A), MBIA
                 Insured........................       RB       Aaa/AAA          12/15/11      4.701(y)     6,067,930
        9,705  Metropolitan Pier & Exposition
                 Authority, Zero Coupon,
                 (Dedicated State Tax Revenue,
                 Capital Appreciation, McCormick
                 Place Expansion Project,
                 Refunding, Series A), MBIA
                 Insured........................       RB       Aaa/AAA          06/15/12      4.801(y)     5,163,060
        2,810  Regional Transportation
                 Authority, (Series D), FGIC
                 Insured........................       RB       Aaa/AAA          06/01/07      7.750       3,466,585
        1,000  University of Illinois,
                 (Callable, Escrowed to
                 Maturity, due 10/01/01)........       RB       Aaa/AAA          04/01/99(a)   6.000       1,063,620
                                                                                                       -------------
                   TOTAL ILLINOIS...............                                                          69,525,669
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
INDIANA (2.0%)
$       3,955  Indiana Health Facilities
                 Financing Authority, (Hospital
                 Revenue, Sisters of St. Francis
                 Health Services, Refunding,
                 Series A), MBIA Insured........       RB       Aaa/AAA          11/01/05      5.500%  $   4,269,739
        2,000  Indiana Municipal Power Agency,
                 (Power Supply System Revenue,
                 Refunding, Series B), MBIA
                 Insured........................       RB       Aaa/AAA          01/01/13      6.000       2,261,720
        3,915  Indiana Transportation Finance
                 Authority, (Highway Revenue,
                 Series A), AMBAC Insured.......       RB       Aaa/AAA          06/01/09      5.250       4,148,725
        6,000  Indiana Transportation Finance
                 Authority, (Highway Revenue,
                 Series A), MBIA Insured........       RB       Aaa/AAA          12/01/07      5.250       6,426,480
                                                                                                       -------------
                   TOTAL INDIANA................                                                          17,106,664
                                                                                                       -------------

KENTUCKY (0.3%)
        2,765  Kentucky Turnpike Authority,
                 (Road Recovery Revenue,
                 Callable, Escrowed to Maturity,
                 due 07/01/02)..................       RB        Aaa/NR          03/31/99(a)   7.100       2,921,637
                                                                                                       -------------

LOUISIANA (0.4%)
        3,385  Louisiana Public Facilities
                 Authority, (Hospital Revenue,
                 Pendleton Memorial,
                 Prerefunded, due 06/01/22).....       RB        NR/AAA          06/01/02(a)   6.750       3,757,756
                                                                                                       -------------

MARYLAND (1.1%)
        5,435  Maryland Health & Higher
                 Educational Facilities
                 Authority, (John Hopkins
                 University, Refunding).........       RB       Aa2/AA-          07/01/03      5.750       5,890,073
        3,000  Maryland, (Callable, 3rd Series,
                 due 07/15/03)..................       GO       Aaa/AAA          07/15/01(a)   6.400       3,194,820
                                                                                                       -------------
                   TOTAL MARYLAND...............                                                           9,084,893
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
MASSACHUSETTS (4.2%)
$       5,650  Massachusetts Bay Transportation
                 Authority, (General
                 Transportation System,
                 Refunding, Series A)...........       RB       Aa3/AA-          03/01/08      7.000%  $   6,841,415
        3,700  Massachusetts Bay Transportation
                 Authority, (General
                 Transportation System,
                 Refunding, Series A), MBIA
                 Insured........................       RB       Aaa/AAA          03/01/10      5.500       4,074,292
        1,495  Massachusetts State College
                 Building Authority, (Refunding,
                 Series A)......................       RB       Aa3/AA-          05/01/11      7.500       1,917,681
        2,000  Massachusetts State Water
                 Resource Authority, (General
                 Series A), FSA Insured.........       RB       Aaa/AAA          08/01/10      5.500       2,193,120
       10,000  Massachusetts State Water
                 Resource Authority, (Series
                 A).............................       RB         A1/A           07/15/08      6.500      11,651,600
        7,300  Massachusetts, (Refunding, Series
                 A), AMBAC Insured..............       GO       Aaa/AAA          08/01/10      5.750       8,223,231
        1,060  Wareham, (Prerefunded, due
                 01/15/03), AMBAC Insured.......       GO       Aaa/AAA          01/15/01(a)   6.800       1,155,474
                                                                                                       -------------
                   TOTAL MASSACHUSETTS..........                                                          36,056,813
                                                                                                       -------------

MICHIGAN (1.6%)
        3,700  Kent County, (Refuse Disposal
                 System, Callable, Refunding,
                 Series A, due 11/01/08)........       GO       Aa2/AAA          11/01/06(a)   5.000       3,916,487
        6,045  Michigan State Building
                 Authority, (Facilites Program,
                 Refunding, Series I), AMBAC
                 Insured........................       RB       Aaa/AAA          10/01/04      6.000       6,671,262
        2,905  Michigan State Hospital Finance
                 Authority Revenue, (Mercy
                 Health Services, Refunding,
                 Series T)......................       RB       Aa3/AA-          08/15/04      5.750       3,149,514
                                                                                                       -------------
                   TOTAL MICHIGAN...............                                                          13,737,263
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
MINNESOTA (1.9%)
$       5,075  Minneapolis & St. Paul,
                 (Metropolitan Community Airport
                 Revenue, Callable, Series B,
                 due 01/01/09), AMBAC Insured...       RB       Aaa/AAA          01/01/08(a)   5.500%  $   5,507,644
        5,000  University of Minnesota,
                 (Refunding, Series A)..........       RB        Aa2/AA          07/01/10      5.750       5,609,500
        5,000  University of Minnesota,
                 (Refunding, Series A)..........       RB        Aa2/AA          07/01/15      5.750       5,514,800
                                                                                                       -------------
                   TOTAL MINNESOTA..............                                                          16,631,944
                                                                                                       -------------

MISSISSIPPI (2.1%)
       10,940  Mississippi, (Escrowed to
                 Maturity, Callable,
                 Refunding).....................       GO       Aaa/AAA          02/01/08      6.200      12,399,068
        5,065  Mississippi, (Gaming County
                 Highway Improvement, Series
                 A).............................       GO        Aa3/AA          07/01/05      5.250       5,432,668
                                                                                                       -------------
                   TOTAL MISSISSIPPI............                                                          17,831,736
                                                                                                       -------------

MISSOURI (0.5%)
        4,000  St. Louis County Regional
                 Convention & Sports Complex
                 Authority, (Prerefunded, Series
                 B, due 08/15/21)...............       RB       Aaa/AAA          08/15/03(a)   7.000       4,536,920
                                                                                                       -------------

NEBRASKA (2.2%)
        4,000  Nebraska Public Power District,
                 (Nuclear Facilities,
                 Refunding).....................       RB        A1/A+           07/01/00      5.200       4,090,400
        2,350  Nebraska Public Power District,
                 (Refunding, General Series A),
                 MBIA Insured...................       RB       Aaa/AAA          01/01/04      5.250       2,491,681
        7,955  Nebraska Public Power District,
                 (Refunding, General Series A),
                 MBIA Insured...................       RB       Aaa/AAA          01/01/07      5.250       8,529,828
        3,720  University of Nebraska
                 (Facilities Corporation,
                 Deferred Maintenance
                 Project).......................       RB       Aa2/AA-          07/15/06      5.250       4,001,939
                                                                                                       -------------
                   TOTAL NEBRASKA...............                                                          19,113,848
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
NEVADA (4.4%)
$         500  Carson City School District,
                 (Prerefunded, due 04/01/03),
                 FGIC Insured...................       GO       Aaa/AAA          04/01/00(a)   6.750%  $     528,305
        8,000  Clark County School District,
                 (Refunding)....................       GO       Aaa/AAA          06/15/14      5.500       8,690,720
        8,200  Clark County School District,
                 (Series A), MBIA Insured.......       GO       Aaa/AAA          06/01/11      7.000      10,146,598
        3,000  Clark County, (Passenger
                 Facilities Charge Revenue, Las
                 Vegas McCarran International
                 Airport, Series A).............       RB         A/A            07/01/08      6.250       3,424,320
        1,685  Las Vegas, (Clark County Library
                 District, Prerefunded, Series
                 A, due 06/01/03), FGIC
                 Insured........................       GO       Aaa/AAA          06/01/01(a)   6.600       1,816,076
        1,200  Las Vegas, (Clark County Library
                 District, Prerefunded, Series
                 A, due 06/01/04), FGIC
                 Insured........................       GO       Aaa/AAA          06/01/01(a)   6.700       1,295,916
        1,280  Las Vegas, (Clark County Library
                 District, Callable, Refunding,
                 Series B, due 08/01/04), FGIC
                 Insured........................       GO       Aaa/AAA          08/01/01(a)   6.700       1,375,770
        1,330  Nevada, (Prison Facilities,
                 Prerefunded, due 08/01/04).....       GO        Aa2/AA          08/01/00(a)   7.000       1,422,648
        6,015  Nevada, (Refunding, Series
                 A-1)...........................       GO        Aa2/AA          05/15/10      6.000       6,868,107
        1,985  Nevada, (Refunding, Series
                 A-2)...........................       GO        Aa2/AA          05/15/10      6.000       2,266,533
                                                                                                       -------------
                   TOTAL NEVADA.................                                                          37,834,993
                                                                                                       -------------

NEW HAMPSHIRE (0.9%)
        4,900  New Hampshire Higher Educational
                 & Health Facilities Authority,
                 (Dartmouth College,
                 Refunding).....................       RB        Aaa/NR          06/01/07      6.750       5,805,422
        1,720  New Hampshire, (Prerefunded,
                 Series A, due 06/15/03)........       GO        Aa/AA+          06/15/01(a)   6.600       1,869,692
                                                                                                       -------------
                   TOTAL NEW HAMPSHIRE..........                                                           7,675,114
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
NEW JERSEY (5.5%)
$       4,180  Jersey City, (Refunding, Series
                 A).............................       GO        Aa3/AA          10/01/11      6.250%  $   4,862,594
        5,000  New Jersey.......................       GO       Aa1/AA+          02/01/03      4.500       5,135,100
        7,000  New Jersey Economic Development
                 Authority, (Market Transition
                 Facilities Revenue, Sr. Lien,
                 Series A), MBIA Insured(t).....       RB       Aaa/AAA          07/01/02      5.400       7,375,760
        1,500  New Jersey Sports & Exposition
                 Authority, (Sports Complex,
                 Callable, Escrowed to Maturity,
                 Refunding).....................       RB        Aa1/NR          01/01/00      8.100       1,561,350
        6,000  New Jersey Transportation
                 Authority, (Refunding, Series
                 B), MBIA Insured(t)............       RB       Aaa/AAA          06/15/05      6.000       6,681,180
        7,500  New Jersey Transportation
                 Authority, (Refunding, Series
                 B), MBIA Insured...............       RB       Aaa/AAA          06/15/10      6.500       8,923,200
        8,500  New Jersey Transportation
                 Authority, (Series A)..........       RB       Aa2/AA-          06/15/06      5.000       8,982,800
        2,500  New Jersey Turnpike Authority,
                 (Refunding, Series A), MBIA-IBC
                 Insured........................       RB       Aaa/AAA          01/01/00      6.200       2,563,750
        1,000  New Jersey Turnpike Authority,
                 (Refunding, Series A), MBIA-IBC
                 Insured........................       RB       Aaa/AAA          01/01/01      5.700       1,039,290
                                                                                                       -------------
                   TOTAL NEW JERSEY.............                                                          47,125,024
                                                                                                       -------------

NEW MEXICO (0.5%)
        4,390  New Mexico, (Highway Commission
                 Tax Revenue, Subordinated Lien,
                 Series B)......................       RB        A1/AA           06/15/07      4.500       4,454,094
                                                                                                       -------------

NEW YORK (8.8%)
        4,000  Metropolitan Transportation
                 Authority, (Transportation
                 Facilities Revenue,
                 Prerefunded, Series J, due
                 07/01/10), FGIC Insured........       RB       Aaa/AAA          07/01/02(a)   6.375       4,416,000
        1,970  Monroe County, (Public
                 Improvement, Prerefunded,
                 Series 1995, due 06/01/09),
                 AMBAC Insured..................       GO       Aaa/AAA          06/01/08(a)   6.000       2,252,616
        1,340  Monroe County, (Public
                 Improvement, Prerefunded,
                 Series 1995, due 06/01/10),
                 AMBAC Insured..................       GO       Aaa/AAA          06/01/08(a)   6.000       1,532,236
          130  Monroe County, (Public
                 Improvement, Callable,
                 Unrefunded Balance, due
                 06/01/09), AMBAC Insured.......       GO       Aaa/AAA          06/01/08(a)   6.000         148,650

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$          75  Monroe County, (Public
                 Improvement, Callable,
                 Unrefunded Balance, Series
                 1995, due 06/01/10), AMBAC
                 Insured........................       GO       Aaa/AAA          06/01/08(a)   6.000%  $      85,760
        2,000  Municipal Assistance Corp. for
                 City of New York, (Refunding,
                 Series E)......................       RB        Aa2/AA          07/01/06      6.000       2,237,140
           95  New York City, (Escrowed to
                 Maturity, Refunding, Series H,
                 Subseries H-1).................       GO        Aaa/A-          08/01/01      5.500          99,578
        1,465  New York City, (Escrowed to
                 Maturity, Series B)............       GO       Aaa/AAA          06/01/01      8.000       1,609,317
          805  New York City, (Escrowed to
                 Maturity, Series F)............       GO        Aaa/A-          02/15/02      6.100         861,994
        2,645  New York City, (Refunding, Series
                 A).............................       GO        A3/A-           08/01/02      5.750       2,807,588
        7,000  New York City, (Refunding, Series
                 A).............................       GO        A3/A-           08/01/04      6.750       7,908,320
        1,000  New York City, (Refunding, Series
                 E), FGIC-TCRS Insured..........       GO       Aaa/AAA          02/15/06      6.500       1,140,000
        3,000  New York City, (Refunding, Series
                 F).............................       GO        A3/A-           08/01/06      5.500       3,226,470
        4,480  New York City, (Refunding, Series
                 G).............................       GO        A3/A-           08/01/03      5.000       4,670,355
        3,425  New York City, (Series F)........       GO        A3/A-           02/15/03      6.200       3,702,905
        2,000  New York City, (Series G), AMBAC
                 Insured........................       GO       Aaa/AAA          10/15/07      6.000       2,249,260
        4,580  New York City, (Unrefunded
                 Balance, Refunding, Series H,
                 Subseries H-1).................       GO        A3/A-           08/01/01      5.500       4,777,993
        5,000  New York State Dormitory
                 Authority, (FHA Hospital New
                 York & Presbyterian, Callable,
                 Refunding, due 08/01/13),
                 AMBAC/FHA Insured..............       RB       Aaa/AAA          02/01/08(a)   4.400       5,062,900
        2,850  New York State Dormitory
                 Authority, (Secured Hospital,
                 Interfaith Medical Center,
                 Series D)......................       RB      Baa1/BBB+         02/15/04      5.500       3,026,102
        5,290  New York State Local Government
                 Assistance Corp., (Callable,
                 Refunding, Series A, due
                 04/01/08)......................       RB        A3/A+           04/01/07(a)   6.000       5,936,650
        2,000  New York State Local Government
                 Assistance Corp., (Refunding,
                 Series A), AMBAC-TCRS
                 Insured........................       RB       Aaa/AAA          04/01/06      6.000       2,237,960
        1,500  New York State Urban Development
                 Corp., (Correctional Capital
                 Facilities, Prerefunded, Series
                 1, due 01/01/14)...............       RB        Aaa/NR          01/01/00(a)   7.750       1,586,355

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       4,000  Triborough Bridge & Tunnel
                 Authority, (Callable,
                 Refunding, Series V, due
                 01/01/05), FGIC-TCRS Insured...       RB       Aaa/AAA          01/01/01(a)   6.875%  $   4,282,960
        8,700  Triborough Bridge & Tunnel
                 Authority, (General Purpose,
                 Refunding, Series X)(t)........       RB        Aa3/A+          01/01/12      6.625      10,428,168
                                                                                                       -------------
                   TOTAL NEW YORK...............                                                          76,287,277
                                                                                                       -------------

NORTH CAROLINA (0.4%)
        3,280  University of North Carolina,
                 (System Pool Revenue, Callable,
                 Series B, due 10/01/09), MBIA
                 Insured........................       RB       Aaa/AAA          10/01/08(a)   5.000       3,443,639
                                                                                                       -------------

OHIO (0.9%)
        2,000  Ohio State Building Authority,
                 (State Facilities, Admin
                 Building Fund Project,
                 Callable, Series A, due
                 10/01/09)......................       RB       Aa3/AA-          10/01/08(a)   5.250       2,148,740
        2,000  Ohio State Building Authority,
                 (State Facilities, Admin
                 Building Fund Project, Series
                 A).............................       RB       Aa3/AA-          10/01/06      5.500       2,182,320
        3,005  Ohio Water Development Authority,
                 (Callable, Escrowed to
                 Maturity, Refunding, due
                 12/01/10)......................       RB       Aaa/AAA          06/01/99(a)   9.375       3,776,774
                                                                                                       -------------
                   TOTAL OHIO...................                                                           8,107,834
                                                                                                       -------------

OREGON (0.6%)
        5,000  Portland, (Portland International
                 Airport Revenue, Series 12C),
                 FGIC Insured...................       RB       Aaa/AAA          07/01/05      5.000       5,250,600
                                                                                                       -------------

PENNSYLVANIA (4.4%)
        1,175  Bethel Park School District,
                 (Prerefunded, Series B, due
                 02/01/02), AMBAC Insured.......       GO       Aaa/AAA          02/01/00(a)   6.550       1,211,637
          970  Pennsylvania Higher Education
                 Assistance Agency, (Student
                 Loan Revenue, Refunding, Series
                 A), FGIC Insured...............       RB       Aaa/AAA          12/01/00      6.800(v)     1,018,597

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
PENNSYLVANIA (CONTINUED)
$       1,310  Pennsylvania Higher Education
                 Facilities Authority, (College
                 & University Revenue,
                 University of Pennsylvania,
                 Refunding, Series A)...........       RB        Aa2/AA          09/01/02      6.500%  $   1,435,053
        2,800  Pennsylvania Higher Education
                 Facilities Authority, (Health
                 Services Revenue, University of
                 Pennsylvania Health Services,
                 Refunding, Series A)...........       RB        A1/AA           01/01/06      6.000       3,066,700
        1,500  Pennsylvania, (2nd Series A,
                 Prerefunded, due 11/01/04),
                 MBIA Insured...................       GO       Aaa/AAA          11/01/01(a)   6.500       1,635,825
       14,525  Pennsylvania, (2nd Series).......       GO        Aa3/AA          08/01/04      5.000      15,329,830
        1,000  Pennsylvania, (Refunding and
                 Projects, 1st Series A),
                 AMBAC-TCRS Insured.............       GO       Aaa/AAA          01/01/01      6.600       1,054,910
        4,250  Philadelphia Authority for
                 Industrial Development,
                 (Academy of Natural Sciences,
                 due 01/01/18)..................       PP        NR/NR           07/01/01(a)   4.750       4,308,693
        8,785  Philadelphia Authority for
                 Industrial Development,
                 (Airport Revenue, Philadelphia
                 Airport System Project, Series
                 A), FGIC Insured...............       RB       Aaa/AAA          07/01/04      5.000       9,144,219
                                                                                                       -------------
                   TOTAL PENNSYLVANIA...........                                                          38,205,464
                                                                                                       -------------

RHODE ISLAND (1.0%)
        4,580  Rhode Island, (Construction
                 Capital Development Loan,
                 Refunding, Series A), FGIC
                 Insured........................       GO       Aaa/AAA          07/15/07      5.000       4,853,518
        3,785  Rhode Island, (Construction
                 Capital Development Loan,
                 Series B)......................       GO        A1/AA-          05/15/00      6.000       3,912,668
                                                                                                       -------------
                   TOTAL RHODE ISLAND...........                                                           8,766,186
                                                                                                       -------------

SOUTH CAROLINA (1.6%)
        1,620  Charleston County, (Callable, due
                 06/01/07)......................       GO        Aa3/AA          06/01/04(a)   5.625       1,751,560
        5,000  Greenville County School
                 District, (Refunding) (WI).....       GO        Aa1/AA          03/01/01      4.000       5,049,650

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
SOUTH CAROLINA (CONTINUED)
$       5,700  Greenville County School
                 District, (Refunding) (WI).....       GO        Aa1/AA          03/01/02      4.000%  $   5,751,243
        1,000  Piedmont Municipal Power Agency,
                 (Electric Power Revenue,
                 Escrowed to Maturity,
                 Refunding), MBIA Insured.......       RB       Aaa/AAA          01/01/08      6.200       1,146,180
                                                                                                       -------------
                   TOTAL SOUTH CAROLINA.........                                                          13,698,633
                                                                                                       -------------

TENNESSEE (0.5%)
        3,500  Rutherford County, (Capital
                 Outlay Notes, Series A)........       GO        Aa2/AA          05/01/07      6.500       4,073,020
                                                                                                       -------------

TEXAS (7.9%)
        1,500  Addison, (Callable, Refunding,
                 due 09/01/00), FGIC Insured....       GO       Aaa/AAA          04/01/99(a)   6.250       1,503,000
        1,000  Arlington, (Callable, due
                 08/01/00), AMBAC Insured.......       GO       Aaa/AAA          08/01/99(a)   6.850       1,014,110
        1,500  Austin Utilities System,
                 (Callable, Escrowed to
                 Maturity, due 10/01/01)........       RB       Aaa/AAA          04/01/99(a)   6.500       1,611,870
        7,500  Austin Utilities System,
                 (Refunding, Series A), FSA
                 Insured........................       RB       Aaa/AAA          11/15/03      5.750       8,134,425
        2,260  Corpus Christi Independent School
                 District, (Refunding), PSFG
                 Insured........................       GO       Aaa/AAA          08/15/05      6.000       2,509,142
        1,305  Dallas County Flood Control
                 District #1, (Prerefunded, due
                 04/01/10)......................       GO        Aaa/NR          04/01/08(a)   9.250       1,781,012
        1,650  El Paso Independent School
                 District, (Prerefunded, due
                 07/01/03), PSFG Insured........       GO       Aaa/AAA          07/01/01(a)   6.550       1,763,372
        1,700  Harris County, (Prerefunded, due
                 11/01/03), MBIA Insured........       GO       Aaa/AAA          11/01/99(a)   7.000       1,744,659
        3,000  Houston Independent School
                 District, (Refunding, Series
                 A), PSFG Insured...............       GO       Aaa/AAA          08/15/01      5.400       3,139,860
       13,775  Houston, (Airport System Revenue,
                 Subordinated Lien, Refunding,
                 Series B), FGIC Insured........       RB       Aaa/AAA          07/01/08      5.000      14,372,973
        3,805  Lewisville Independent School
                 District, (Refunding), PSFG
                 Insured........................       GO        Aaa/NR          08/15/03      6.000       4,136,644
        2,325  Northwest Independent School
                 District, Zero Coupon, (Capital
                 Appreciation, Refunding), PSFG
                 Insured........................       GO        Aaa/NR          08/15/03      4.036(y)     1,944,700
        2,320  Northwest Independent School
                 District, Zero Coupon, (Capital
                 Appreciation, Refunding), PSFG
                 Insured........................       GO        Aaa/NR          08/15/04      4.134(y)     1,854,747

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
TEXAS (CONTINUED)
$       2,000  Plano Independent School
                 District, (Prerefunded, Series
                 B, due 02/15/04), FGIC
                 Insured........................       GO       Aaa/AAA          02/15/01(a)   6.550%  $   2,117,840
        1,500  San Antonio, (General
                 Improvement, Refunding)........       GO       Aa2/AA+          08/01/07      6.000       1,685,460
        2,000  Tarrant County Health Facilities
                 Development Corp., (Texas
                 Health Resources System, Health
                 System Revenue, Refunding,
                 Series A), MBIA Insured........       RB       Aaa/AAA          02/15/04      5.500       2,136,520
        2,000  Texas, (Public Finance Authority,
                 Prerefunded, due 10/01/02).....       GO        NR/AA           10/01/00(a)   6.300       2,091,440
        1,000  Texas, (Public Finance Authority,
                 Prerefunded, due 10/01/05).....       GO        NR/AA           10/01/00(a)   6.500       1,047,980
        4,000  Texas, (Public Finance Authority,
                 Refunding, Series B)...........       GO        Aa2/AA          10/01/03      6.000       4,359,680
        6,180  University of Texas, (Financing
                 System Revenue, Series A)......       RB       Aa1/AAA          08/15/07      6.000       7,017,761
        2,500  University of Texas, (Permanent
                 University Fund, Refunding)....       RB       Aaa/AAA          07/01/01      6.300       2,656,750
                                                                                                       -------------
                   TOTAL TEXAS..................                                                          68,623,945
                                                                                                       -------------

UTAH (2.6%)
        1,625  Intermountain Power Agency, (Utah
                 Power Supply Revenue,
                 Refunding, Series B), MBIA
                 Insured........................       RB       Aaa/AAA          07/01/09      6.500       1,905,118
        4,155  Intermountain Power Agency, (Utah
                 Power Supply Revenue,
                 Refunding, Series C), MBIA
                 Insured(t).....................       RB       Aaa/AAA          07/01/01      6.000       4,381,240
        6,645  Intermountain Power Agency, (Utah
                 Power Supply Revenue,
                 Refunding, Series C), MBIA
                 Insured........................       RB       Aaa/AAA          07/01/02      6.000       7,110,416
        5,000  Utah Building Ownership
                 Authority, (State Facilities
                 Master Lease PG-C, Refunding),
                 FSA Insured....................       RB       Aaa/AAA          05/15/11      5.500       5,439,250
        3,300  Utah, (Callable, Series F, due
                 07/01/08)......................       GO       Aaa/AAA          07/01/07(a)   5.000       3,505,821
                                                                                                       -------------
                   TOTAL UTAH...................                                                          22,341,845
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
VIRGINIA (2.7%)
$      10,000  Fairfax County, (Industrial
                 Development Authority Revenue,
                 Prerefunded, due 08/29/23).....       RB        Aaa/AA          08/28/01(a)   6.801%  $  10,943,500
        5,000  Virginia Public Building
                 Authority, (Facilities Revenue,
                 Refunding, Series A)...........       RB        Aa2/AA          08/01/08      5.000       5,293,900
        2,000  Virginia Public School Authority,
                 (Prerefunded, Series A, due
                 08/01/04)......................       RB        Aa2/AA          08/01/01(a)   6.500       2,176,720
        5,000  Virginia Public School Authority,
                 (Refunding)....................       RB        Aa/AA           01/01/02      6.000       5,315,450
                                                                                                       -------------
                   TOTAL VIRGINIA...............                                                          23,729,570
                                                                                                       -------------

WASHINGTON (5.7%)
        1,555  King & Snohomish Counties School
                 District #417, (Callable, due
                 12/01/02), FGIC Insured........       GO       Aaa/AAA          12/01/00(a)   6.600       1,627,976
          605  King County, (Escrowed to
                 Maturity, Prerefunded, Series
                 B).............................       GO       Aa1/AA+          01/01/01      6.700         639,503
        5,750  King County, (Unrefunded Balance,
                 Series B)(t)...................       GO       Aa1/AA+          01/01/01      6.700       6,075,795
        1,000  Pierce County School District
                 #320, (Prerefunded, due
                 12/01/02), MBIA-IBC Insured....       GO       Aaa/AAA          12/01/01(a)   6.600       1,081,740
        3,270  Seattle, (Limited Tax, Refunding,
                 Series B)......................       GO       Aa1/AA+          03/01/11      5.500       3,591,964
        2,955  Seattle, (Municipal Sewer
                 Revenue, Prerefunded, Series T,
                 due 01/01/31)..................       RB       Aaa/AA-          01/01/00(a)   6.875       3,104,168
        1,250  Snohomish County School District
                 #2, (Callable, Refunding,
                 Series A, due 12/01/02),
                 MBIA-IBC Insured...............       GO       Aaa/AAA          06/01/01(a)   6.700       1,327,463
        4,815  Washington Public Power Supply
                 System, (Nuclear Project #1,
                 Refunding, Series A), MBIA
                 Insured........................       RB       Aaa/AAA          07/01/06      6.000       5,385,915
        4,000  Washington Public Power Supply
                 System, (Nuclear Project #1,
                 Refunding, Series B)...........       RB       Aa1/AA-          07/01/03      5.750       4,291,760
        2,000  Washington Public Power Supply
                 System, (Nuclear Project #2,
                 Callable, Refunding, Series C,
                 due 07/01/01), FGIC Insured....       RB       Aaa/AAA          01/01/01(a)   7.000       2,155,520

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
WASHINGTON (CONTINUED)
$       1,500  Washington Public Power Supply
                 System, (Nuclear Project #2,
                 Callable, Refunding, Series C,
                 due 07/01/02)..................       RB       Aa1/AA-          01/01/01(a)   7.500%  $   1,624,440
        2,000  Washington Public Power Supply
                 System, (Nuclear Project #2,
                 Refunding, Series A)...........       RB       Aa1/AA-          07/01/06      7.250       2,375,900
        5,265  Washington Public Power Supply
                 System, (Nuclear Project #2,
                 Refunding, Series A)...........       RB       Aa1/AA-          07/01/01      6.300       5,576,951
        4,000  Washington Public Power Supply
                 System, (Nuclear Project #2,
                 Refunding, Series A)...........       RB       Aa1/AA-          07/01/09      5.750       4,397,160
        1,000  Washington, (Prerefunded, Series
                 B, due 08/01/02)...............       GO       Aa1/AA+          08/01/00(a)   6.750       1,047,150
        1,750  Washington, (Callable, Refunding,
                 Series R-92-A, due 09/01/02)...       GO       Aa1/AA+          09/01/01(a)   6.300       1,870,838
        3,075  Washington, (Series A)...........       GO       Aa1/AA+          01/01/07      5.250       3,290,834
                                                                                                       -------------
                   TOTAL WASHINGTON.............                                                          49,465,077
                                                                                                       -------------

WEST VIRGINIA (0.5%)
        1,000  Berkeley County Board of
                 Education, (Escrowed to
                 Maturity), BIG Insured.........       GO       Aaa/AAA          04/01/01      7.300       1,077,560
        3,000  West Virginia Public Energy
                 Authority, (Morgantown
                 Association Project, Callable,
                 Series A, due 07/01/08), LOC
                 Swiss Bank Corp................       RB       Aa1/AA+          01/01/06(a)   5.050(v)     3,067,530
                                                                                                       -------------
                   TOTAL WEST VIRGINIA..........                                                           4,145,090
                                                                                                       -------------

WISCONSIN (2.6%)
        4,160  Milwaukee County Wisconsin, Zero
                 Coupon (Capital Appreciation,
                 Refunding, Series A), FGIC
                 Insured........................       GO       Aaa/AAA          12/01/10      4.461(y)     2,475,699
        1,500  Racine Unified School District,
                 (Prerefunded, due 04/01/01),
                 AMBAC Insured..................       GO       Aaa/AAA          04/01/99(a)   6.500       1,504,035
        7,000  Wisconsin, (Refunding, Series
                 2).............................       GO        Aa2/AA          05/01/06      5.000       7,391,790
        5,470  Wisconsin, (Series A) (WI).......       GO        Aa2/AA          05/01/02      4.000       5,531,373
        5,000  Wisconsin, (Transportation
                 Revenue, Refunding, Series
                 A).............................       RB        A1/AA-          07/01/06      4.600       5,143,950
                                                                                                       -------------
                   TOTAL WISCONSIN..............                                                          22,046,847
                                                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                        SECURITY      MOODY'S/        MATURITY
(IN THOUSANDS)       SECURITY DESCRIPTION           TYPE       S&P RATING         DATE        RATE         VALUE
-------------- ---------------------------------  --------   --------------   ------------   -------   -------------
WYOMING (0.4%)
$       3,600  Platte County, (PCR, Basin
                 Electric Power Cooperative,
                 Refunding).....................       RB         A2/A           01/01/06      4.950%  $   3,717,395
                                                                                                       -------------
                   TOTAL LONG TERM INVESTMENTS (COST $816,301,812)..................................     854,477,458
                                                                                                       -------------
SHORT-TERM INVESTMENTS (0.4%)
OTHER (0.4%)
        2,290  Puttable Floating Options (Tax
                 Exempt Receipts, Callable,
                 Series SG P-5, due 07/02/27),
                 LIQ FAC-Societe Generale.......     VRDN       NR/A-1+C         03/04/99(b)   3.450       2,290,000
        1,130  Puttable Floating Options (Tax
                 Exempt Receipts, Callable,
                 Series SG P-6, due 01/01/28),
                 LIQ FAC-Societe Generale.......     VRDN       NR/A-1+C         03/04/99(b)   3.450       1,130,000
                                                                                                       -------------
                   TOTAL SHORT-TERM INVESTMENTS (COST $3,420,000)...................................       3,420,000
                                                                                                       -------------
               TOTAL INVESTMENTS (COST $819,721,812) (99.1%)........................................     857,897,458
               OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%).........................................       7,755,440
                                                                                                       -------------
               NET ASSETS (100.0%)..................................................................   $ 865,652,898
                                                                                                       -------------
                                                                                                       -------------

------------------------------
Note: Based on the cost of the investments of $819,721,812, for federal income tax purposes at February 28, 1999, the aggregate gross unrealized appreciation and depreciation was $38,851,016 and $675,370, respectively, resulting in net unrealized appreciation of investments of $38,175,646.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(t) All or a portion of the security has been segregated as collateral for when issued securities.

(v) Rate shown reflects current rate on variable or floating rate instrument.

(y) Yield to maturity.

AMBAC - Ambac Indemnity Corp., BIG-Bond Investors Guaranty Insurance Co., FGIC - Financial Guaranty Insurance Co., FHA - Federal Housing Authority, FSA - Financial Securities Assurance, GO - General Obligation, LIQ FAC - Liquidity Facility, LOC - Letter of Credit, MBIA - Municipal Bond Assurance Corp, NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, TCRS - Transferable Custodial Receipts, VRDN - Variable Rate Demand Note, WI - When and if issued securities.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $819,721,812 )          $857,897,458
Cash                                                     57,203
Receivable for Investments Sold                      14,521,833
Interest Receivable                                   9,844,685
Prepaid Expenses and Other Assets                         4,236
Prepaid Trustees' Fees                                    3,541
                                                   ------------
    Total Assets                                    882,328,956
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    16,374,759
Advisory Fee Payable                                    200,877
Administrative Services Fee Payable                      17,341
Administration Fee Payable                                1,177
Fund Services Fee Payable                                   585
Accrued Expenses                                         81,319
                                                   ------------
    Total Liabilities                                16,676,058
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $865,652,898
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $20,270,520
EXPENSES
Advisory Fee                                       $1,242,479
Administrative Services Fee                           113,026
Custodian Fees and Expenses                           107,705
Professional Fees and Expenses                         23,097
Fund Services Fee                                      10,177
Administration Fee                                      4,553
Trustees' Fees and Expenses                             4,498
Miscellaneous                                           5,723
                                                   ----------
    Total Expenses                                                1,511,258
                                                                -----------
NET INVESTMENT INCOME                                            18,759,262
NET REALIZED GAIN ON INVESTMENTS                                  1,500,713
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                      (719,377)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $19,540,598
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1999     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1998
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     18,759,262    $    31,583,373
Net Realized Gain on Investments                          1,500,713            680,094
Net Change in Unrealized Appreciation of
  Investments                                              (719,377)        15,917,500
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         19,540,598         48,180,967
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           275,258,701        337,310,680
Withdrawals                                            (186,125,372)      (232,110,590)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            89,133,329        105,200,090
                                                   -----------------   ---------------
    Total Increase in Net Assets                        108,673,927        153,381,057
NET ASSETS
Beginning of Period                                     756,978,971        603,597,914
                                                   -----------------   ---------------
End of Period                                      $    865,652,898    $   756,978,971
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED      FOR THE FISCAL YEAR ENDED
                                                     FEBRUARY 28,                AUGUST 31,
                                                         1999         --------------------------------
                                                     (UNAUDITED)      1998   1997   1996   1995   1994
                                                   ----------------   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.36%(a) 0.37% 0.38%  0.38%  0.42%  0.41%
  Net Investment Income                                       4.53%(a) 4.70% 4.93%  4.92%  5.15%  4.68%
Portfolio Turnover                                              10%(b)   16%   25%    25%    47%    33%

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBURARY 28,1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $865,660,724 on that date from the J.P. Morgan Tax Exempt Bond Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBURARY 28,1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remain the same. For the six months ended February 28, 1999, such fees amounted to $1,242,479.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28, 1999, the fee for these services amounted to $4,553.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1999, the fee for these services amounted to $113,026.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $10,177 for the six months ended February 28, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBURARY 28,1999
--------------------------------------------------------------------------------
      as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,100.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the six months ended February 28, 1999 were as follows:

COST OF              PROCEEDS
   PURCHASES        FROM SALES
-----------------   -----------
$179,728,919......  $78,020,157

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES

FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.
RTEBFR-992

J.P. MORGAN
TAX EXEMPT
BOND FUND






SEMIANNUAL REPORT
FEBRUARY 28, 1999